Subsequent Events	12 Months Ended
Jan. 31, 2021
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTS
The combined financial statements of the Company are derived from the consolidated financial statements of Verint, which issued its financial statements for the year ended January 31, 2021 on March 31, 2021. Accordingly, the Company has evaluated transactions or other events for consideration as recognized subsequent events in the financial statements through March 31, 2021. Additionally, the Company has evaluated transactions and other events through the issuance of these combined financial statements, April 29, 2021, for purposes of disclosure of unrecognized subsequent events.

The Spin-Off

On February 1, 2021, we completed the previously announced Spin-off from Verint (the “Spin-off”) into a separate, independent publicly traded company, Cognyte Software Ltd. (Nasdaq: CGNT). The Spin-off was completed by means of a distribution in which each holder of Verint’s common stock, par value $0.001 per share, received one share of Cognyte’s ordinary shares, no par value, for every share of common stock of Verint held of record as of the close of business on January 25, 2021. After the distribution, Verint does not beneficially own any shares of common stock in Cognyte and will no longer consolidate Cognyte into its financial results for periods ending after January 31, 2021.

On February 1, 2021, in connection with the Spin-off, we entered into certain agreements with Verint that govern the relationship between Cognyte and Verint following the Spin-off, including each of the following: a Separation and Distribution Agreement, a Tax Matters Agreement, an Employee Matters Agreement, a limited duration Transition Services Agreement, an Intellectual Property Cross License Agreement, and a Trademark Cross License Agreement.
The Revolving Credit Facilities

On February 1, 2021, the previously announced revolving credit facilities became effective upon the completion of the spin-off. The two revolving credit facilities provide for up to $100.0 million in total borrowings and each have a term of three years with variable interest rates of 1.55%-1.65% plus LIBOR. The facilities require the Company to pay an annual commitment fee of 0.4% based on the average daily unused commitments. As of April 29, 2021, there were no amounts outstanding under the revolving credit facilities.

The Dividend

On April 13, 2021, we paid the Dividend of $35.0 million to Verint, the sole holder of record of ordinary shares as of the January 29, 2021 record date, as we satisfied the conditions described in Note 3, “Related Party Transactions with Verint”.